Schedule I - Summary of Investments Other than Investments in Related Parties	12 Months Ended
Dec. 31, 2018
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I — Summary of Investments Other than Investments in Related Parties
Schedule I — Summary of Investments Other than Investments in Related Parties

	As of December 31, 2018
($ in millions)	Cost/amortized cost	Fair value (if applicable)	Amount shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$5,386	$5,517	$5,517
States, municipalities and political subdivisions	8,963	9,169	9,169
Foreign governments	739	747	747
Public utilities	5,410	5,514	5,514
All other corporate bonds	35,126	34,622	34,622
Asset-backed securities	1,049	1,045	1,045
Residential mortgage-backed securities	377	464	464
Commercial mortgage-backed securities	63	70	70
Redeemable preferred stocks	21	22	22
Total fixed maturities	57,134	$57,170	57,170

Equity securities:
Common stocks:
Public utilities	78	93	93
Banks, trusts and insurance companies	452	525	525
Industrial, miscellaneous and all other	3,737	4,159	4,159
Nonredeemable preferred stocks	222	259	259
Total equity securities	4,489	$5,036	5,036

Mortgage loans on real estate	4,670	4,703	4,670
Real estate (none acquired in satisfaction of debt)	624		624
Policy loans	891		891
Derivative instruments	117	117	117
Limited partnership interests	7,505		7,505
Other long-term investments	2,220		2,220
Short-term investments	3,027	3,027	3,027
Total investments	$80,677		$81,260